TAXATION, Provisions for Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Provisions for Income Taxes [Abstract]
Current income tax expenses	$ 5,068	$ 939
Deferred income tax benefit	(3,027)	(3,746)
Total	$ 2,041	$ (2,807)
Effective tax rate	(13.50%)	5.30%